REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Years Ended
	December 31,	December 31,
	2021	2020

Silver Sales (1)	$97,257	$74,733
Gold Sales (1)	70,022	65,554
Less: smelting and refining costs	(1,959)	(1,826)
Revenue	$165,320	$138,461

(1) Changes in fair value from provisional pricing in the period are included in silver and gold sales.

Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
	Years Ended
	December 31,	December 31,
Revenue by product	2021	2020

Concentrate sales	$57,011	$54,264
Provisional pricing adjustments	(183)	1,238
Total revenue from concentrate sales	56,828	55,502
Refined metal sales	108,492	82,959
Total revenue	$165,320	$138,461